Earnings per share - Disclosure of reconciliation of diluted earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Owners of the parent	€ 5,473	€ 18,596	€ 16,799
Weighted average number of shares outstanding for diluted earnings per share (in shares)	2,975,820	3,132,458	3,163,959
Weighted average number of shares outstanding (in shares)	2,949,652	3,107,725	3,140,089
Number of shares deployable for share-based compensation (in shares)	26,168	24,733	23,870
Diluted earnings per share (in EUR per share)	€ 1.84	€ 5.94	€ 5.31